UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05628

Name of Registrant:	Vanguard Malvern Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	John E. Schadl, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2023—September 30, 2024

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Short-Term Inflation-Protected Securities Index Fund ETF Shares - VTIP

Short-Term Inflation-Protected Securities Index Fund Admiral™ Shares - VTAPX

Short-Term Inflation-Protected Securities Index Fund Institutional Shares - VTSPX

Short-Term Inflation-Protected Securities Index Fund Investor Shares - VTIPX

Emerging Markets Bond Fund Admiral™ Shares - VEGBX

Emerging Markets Bond Fund Investor Shares - VEMBX

Vanguard Short-Term Inflation-Protected Securities Index Fund

ETF Shares (VTIP) Nasdaq

Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Vanguard Short-Term Inflation-Protected Securities Index Fund (the "Fund") for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$4	0.04%

How did the Fund perform during the reporting period?

  For the 12 months ended September 30, 2024, the Fund performed in line with its benchmark, the Bloomberg U.S. 0–5 Year Treasury Inflation Protected Securities Index.

  U.S. economic growth hovered around 3% on a year-over-year basis during the period, quelling recession fears. The Federal Reserve began cutting interest rates for the first time since early 2020, and the year-over-year rate of consumer price inflation eased to around 2.5%. The Bloomberg U.S. Aggregate Bond Index of investment-grade bonds returned about 11.6%.

  Bond prices and yields move in opposite directions, and short-term TIPS prices got a boost during the period from falling U.S. Treasury yields. The yield of the 2-year note, for example, fell to 3.64%, from 5.04% a year earlier.

  Inflation expectations cooled. The five-year break-even inflation rate—which implies the markets’ expectation for the annualized rate of inflation over the coming five years—ended the period at 2.07%. It started the Fund’s fiscal year at 2.22% and peaked during the period at 2.52%.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: September 30, 2014, Through September 30, 2024

Initial investment of $10,000

	ETF Shares Net Asset Value	Bloomberg U.S. 0-5 Year Treasury Inflation Protected Securities Index	Bloomberg U.S. Aggregate Bond Index
2014	$10,000	$10,000	$10,000
2014	$9,851	$9,849	$10,179
2015	$9,884	$9,886	$10,343
2015	$9,935	$9,946	$10,169
2015	$9,874	$9,881	$10,294
2015	$9,837	$9,847	$10,235
2016	$10,015	$10,026	$10,546
2016	$10,098	$10,111	$10,779
2016	$10,125	$10,140	$10,829
2016	$10,104	$10,124	$10,506
2017	$10,174	$10,195	$10,592
2017	$10,120	$10,143	$10,745
2017	$10,165	$10,192	$10,836
2017	$10,187	$10,213	$10,879
2018	$10,207	$10,234	$10,720
2018	$10,258	$10,284	$10,703
2018	$10,268	$10,295	$10,705
2018	$10,241	$10,273	$10,880
2019	$10,415	$10,443	$11,200
2019	$10,582	$10,615	$11,545
2019	$10,623	$10,650	$11,807
2019	$10,736	$10,771	$11,828
2020	$10,659	$10,697	$12,200
2020	$10,939	$10,978	$12,554
2020	$11,126	$11,170	$12,632
2020	$11,270	$11,317	$12,716
2021	$11,392	$11,438	$12,287
2021	$11,584	$11,631	$12,512
2021	$11,736	$11,783	$12,518
2021	$11,869	$11,921	$12,520
2022	$11,835	$11,886	$11,777
2022	$11,701	$11,755	$11,224
2022	$11,394	$11,447	$10,691
2022	$11,533	$11,595	$10,891
2023	$11,794	$11,848	$11,214
2023	$11,715	$11,767	$11,119
2023	$11,767	$11,818	$10,760
2023	$12,066	$12,124	$11,493
2024	$12,167	$12,227	$11,404
2024	$12,345	$12,399	$11,411
2024	$12,654	$12,707	$12,004

Average Annual Total Returns

	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	7.53%	3.56%	2.38%
ETF Shares Market Price	7.52%	3.55%	2.38%
Bloomberg U.S. 0-5 Year Treasury Inflation Protected Securities Index	7.53%	3.60%	2.42%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets

(as of September 30, 2024)

Less than 1 Year	20.3%
1 to 3 Years	36.7%
3 to 5 Years	42.5%
Other Assets and Liabilities—Net	0.5%

Fund Statistics

(as of September 30, 2024)

Fund Net Assets (in millions)	$54,073
Number of Portfolio Holdings	28
Portfolio Turnover Rate	26%
Total Investment Advisory Fees (in thousands)	$1,372

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR3365

Vanguard Short-Term Inflation-Protected Securities Index Fund

Admiral™ Shares (VTAPX)

Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Vanguard Short-Term Inflation-Protected Securities Index Fund (the "Fund") for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$6	0.06%

How did the Fund perform during the reporting period?

  For the 12 months ended September 30, 2024, the Fund performed in line with its benchmark, the Bloomberg U.S. 0–5 Year Treasury Inflation Protected Securities Index.

  U.S. economic growth hovered around 3% on a year-over-year basis during the period, quelling recession fears. The Federal Reserve began cutting interest rates for the first time since early 2020, and the year-over-year rate of consumer price inflation eased to around 2.5%. The Bloomberg U.S. Aggregate Bond Index of investment-grade bonds returned about 11.6%.

  Bond prices and yields move in opposite directions, and short-term TIPS prices got a boost during the period from falling U.S. Treasury yields. The yield of the 2-year note, for example, fell to 3.64%, from 5.04% a year earlier.

  Inflation expectations cooled. The five-year break-even inflation rate—which implies the markets’ expectation for the annualized rate of inflation over the coming five years—ended the period at 2.07%. It started the Fund’s fiscal year at 2.22% and peaked during the period at 2.52%.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: September 30, 2014, Through September 30, 2024

Initial investment of $10,000

	Admiral Shares	Bloomberg U.S. 0-5 Year Treasury Inflation Protected Securities Index	Bloomberg U.S. Aggregate Bond Index
2014	$10,000	$10,000	$10,000
2014	$9,854	$9,849	$10,179
2015	$9,886	$9,886	$10,343
2015	$9,939	$9,946	$10,169
2015	$9,878	$9,881	$10,294
2015	$9,838	$9,847	$10,235
2016	$10,017	$10,026	$10,546
2016	$10,102	$10,111	$10,779
2016	$10,127	$10,140	$10,829
2016	$10,105	$10,124	$10,506
2017	$10,175	$10,195	$10,592
2017	$10,121	$10,143	$10,745
2017	$10,167	$10,192	$10,836
2017	$10,188	$10,213	$10,879
2018	$10,209	$10,234	$10,720
2018	$10,258	$10,284	$10,703
2018	$10,268	$10,295	$10,705
2018	$10,242	$10,273	$10,880
2019	$10,417	$10,443	$11,200
2019	$10,585	$10,615	$11,545
2019	$10,623	$10,650	$11,807
2019	$10,738	$10,771	$11,828
2020	$10,660	$10,697	$12,200
2020	$10,938	$10,978	$12,554
2020	$11,124	$11,170	$12,632
2020	$11,272	$11,317	$12,716
2021	$11,393	$11,438	$12,287
2021	$11,583	$11,631	$12,512
2021	$11,733	$11,783	$12,518
2021	$11,864	$11,921	$12,520
2022	$11,834	$11,886	$11,777
2022	$11,695	$11,755	$11,224
2022	$11,390	$11,447	$10,691
2022	$11,529	$11,595	$10,891
2023	$11,791	$11,848	$11,214
2023	$11,709	$11,767	$11,119
2023	$11,764	$11,818	$10,760
2023	$12,058	$12,124	$11,493
2024	$12,161	$12,227	$11,404
2024	$12,339	$12,399	$11,411
2024	$12,642	$12,707	$12,004

Average Annual Total Returns

	1 Year	5 Years	10 Years
Admiral Shares	7.46%	3.54%	2.37%
Bloomberg U.S. 0-5 Year Treasury Inflation Protected Securities Index	7.53%	3.60%	2.42%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets

(as of September 30, 2024)

Less than 1 Year	20.3%
1 to 3 Years	36.7%
3 to 5 Years	42.5%
Other Assets and Liabilities—Net	0.5%

Fund Statistics

(as of September 30, 2024)

Fund Net Assets (in millions)	$54,073
Number of Portfolio Holdings	28
Portfolio Turnover Rate	26%
Total Investment Advisory Fees (in thousands)	$1,372

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR567

Vanguard Short-Term Inflation-Protected Securities Index Fund

Institutional Shares (VTSPX)

Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Vanguard Short-Term Inflation-Protected Securities Index Fund (the "Fund") for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$4	0.04%

How did the Fund perform during the reporting period?

  For the 12 months ended September 30, 2024, the Fund performed in line with its benchmark, the Bloomberg U.S. 0–5 Year Treasury Inflation Protected Securities Index.

  U.S. economic growth hovered around 3% on a year-over-year basis during the period, quelling recession fears. The Federal Reserve began cutting interest rates for the first time since early 2020, and the year-over-year rate of consumer price inflation eased to around 2.5%. The Bloomberg U.S. Aggregate Bond Index of investment-grade bonds returned about 11.6%.

  Bond prices and yields move in opposite directions, and short-term TIPS prices got a boost during the period from falling U.S. Treasury yields. The yield of the 2-year note, for example, fell to 3.64%, from 5.04% a year earlier.

  Inflation expectations cooled. The five-year break-even inflation rate—which implies the markets’ expectation for the annualized rate of inflation over the coming five years—ended the period at 2.07%. It started the Fund’s fiscal year at 2.22% and peaked during the period at 2.52%.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: September 30, 2014, Through September 30, 2024

Initial investment of $5,000,000

	Institutional Shares	Bloomberg U.S. 0-5 Year Treasury Inflation Protected Securities Index	Bloomberg U.S. Aggregate Bond Index
2014	$5,000,000	$5,000,000	$5,000,000
2014	$4,928,353	$4,924,481	$5,089,712
2015	$4,942,596	$4,943,208	$5,171,483
2015	$4,969,049	$4,972,857	$5,084,467
2015	$4,940,562	$4,940,644	$5,147,040
2015	$4,920,213	$4,923,419	$5,117,703
2016	$5,009,746	$5,012,760	$5,272,871
2016	$5,052,477	$5,055,321	$5,389,599
2016	$5,066,721	$5,069,938	$5,414,297
2016	$5,056,205	$5,061,929	$5,253,193
2017	$5,091,076	$5,097,295	$5,296,098
2017	$5,066,461	$5,071,617	$5,372,635
2017	$5,089,024	$5,095,840	$5,418,223
2017	$5,098,053	$5,106,308	$5,439,253
2018	$5,108,466	$5,117,148	$5,359,795
2018	$5,135,520	$5,141,912	$5,351,310
2018	$5,140,722	$5,147,504	$5,352,334
2018	$5,128,029	$5,136,389	$5,439,871
2019	$5,215,524	$5,221,440	$5,599,958
2019	$5,298,037	$5,307,554	$5,772,417
2019	$5,319,456	$5,324,792	$5,903,406
2019	$5,375,062	$5,385,504	$5,914,048
2020	$5,338,067	$5,348,512	$6,100,243
2020	$5,477,340	$5,489,017	$6,276,880
2020	$5,571,262	$5,585,088	$6,315,751
2020	$5,643,028	$5,658,380	$6,357,994
2021	$5,704,186	$5,718,868	$6,143,571
2021	$5,801,720	$5,815,636	$6,255,983
2021	$5,876,953	$5,891,663	$6,259,222
2021	$5,943,196	$5,960,596	$6,259,951
2022	$5,925,754	$5,943,012	$5,888,485
2022	$5,859,089	$5,877,381	$5,612,108
2022	$5,704,169	$5,723,333	$5,345,399
2022	$5,776,499	$5,797,366	$5,445,523
2023	$5,908,196	$5,924,159	$5,606,821
2023	$5,867,583	$5,883,583	$5,559,482
2023	$5,892,847	$5,908,767	$5,379,845
2023	$6,043,067	$6,062,217	$5,746,597
2024	$6,094,674	$6,113,494	$5,702,020
2024	$6,181,628	$6,199,480	$5,705,733
2024	$6,336,451	$6,353,472	$6,002,211

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Shares	7.53%	3.56%	2.40%
Bloomberg U.S. 0-5 Year Treasury Inflation Protected Securities Index	7.53%	3.60%	2.42%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets

(as of September 30, 2024)

Less than 1 Year	20.3%
1 to 3 Years	36.7%
3 to 5 Years	42.5%
Other Assets and Liabilities—Net	0.5%

Fund Statistics

(as of September 30, 2024)

Fund Net Assets (in millions)	$54,073
Number of Portfolio Holdings	28
Portfolio Turnover Rate	26%
Total Investment Advisory Fees (in thousands)	$1,372

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR1867

Vanguard Short-Term Inflation-Protected Securities Index Fund

Investor Shares (VTIPX)

Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Vanguard Short-Term Inflation-Protected Securities Index Fund (the "Fund") for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$15	0.14%

How did the Fund perform during the reporting period?

  For the 12 months ended September 30, 2024, the Fund performed in line with its benchmark, the Bloomberg U.S. 0–5 Year Treasury Inflation Protected Securities Index.

  U.S. economic growth hovered around 3% on a year-over-year basis during the period, quelling recession fears. The Federal Reserve began cutting interest rates for the first time since early 2020, and the year-over-year rate of consumer price inflation eased to around 2.5%. The Bloomberg U.S. Aggregate Bond Index of investment-grade bonds returned about 11.6%.

  Bond prices and yields move in opposite directions, and short-term TIPS prices got a boost during the period from falling U.S. Treasury yields. The yield of the 2-year note, for example, fell to 3.64%, from 5.04% a year earlier.

  Inflation expectations cooled. The five-year break-even inflation rate—which implies the markets’ expectation for the annualized rate of inflation over the coming five years—ended the period at 2.07%. It started the Fund’s fiscal year at 2.22% and peaked during the period at 2.52%.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: September 30, 2014, Through September 30, 2024

Initial investment of $10,000

	Investor Shares	Bloomberg U.S. 0-5 Year Treasury Inflation Protected Securities Index	Bloomberg U.S. Aggregate Bond Index
2014	$10,000	$10,000	$10,000
2014	$9,848	$9,849	$10,179
2015	$9,880	$9,886	$10,343
2015	$9,929	$9,946	$10,169
2015	$9,864	$9,881	$10,294
2015	$9,827	$9,847	$10,235
2016	$10,002	$10,026	$10,546
2016	$10,084	$10,111	$10,779
2016	$10,108	$10,140	$10,829
2016	$10,082	$10,124	$10,506
2017	$10,147	$10,195	$10,592
2017	$10,094	$10,143	$10,745
2017	$10,139	$10,192	$10,836
2017	$10,154	$10,213	$10,879
2018	$10,175	$10,234	$10,720
2018	$10,224	$10,284	$10,703
2018	$10,232	$10,295	$10,705
2018	$10,204	$10,273	$10,880
2019	$10,374	$10,443	$11,200
2019	$10,540	$10,615	$11,545
2019	$10,575	$10,650	$11,807
2019	$10,688	$10,771	$11,828
2020	$10,606	$10,697	$12,200
2020	$10,883	$10,978	$12,554
2020	$11,066	$11,170	$12,632
2020	$11,206	$11,317	$12,716
2021	$11,325	$11,438	$12,287
2021	$11,516	$11,631	$12,512
2021	$11,662	$11,783	$12,518
2021	$11,790	$11,921	$12,520
2022	$11,753	$11,886	$11,777
2022	$11,618	$11,755	$11,224
2022	$11,311	$11,447	$10,691
2022	$11,447	$11,595	$10,891
2023	$11,705	$11,848	$11,214
2023	$11,621	$11,767	$11,119
2023	$11,674	$11,818	$10,760
2023	$11,963	$12,124	$11,493
2024	$12,062	$12,227	$11,404
2024	$12,236	$12,399	$11,411
2024	$12,540	$12,707	$12,004

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Shares	7.42%	3.47%	2.29%
Bloomberg U.S. 0-5 Year Treasury Inflation Protected Securities Index	7.53%	3.60%	2.42%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets

(as of September 30, 2024)

Less than 1 Year	20.3%
1 to 3 Years	36.7%
3 to 5 Years	42.5%
Other Assets and Liabilities—Net	0.5%

Fund Statistics

(as of September 30, 2024)

Fund Net Assets (in millions)	$54,073
Number of Portfolio Holdings	28
Portfolio Turnover Rate	26%
Total Investment Advisory Fees (in thousands)	$1,372

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR1967

Vanguard Emerging Markets Bond Fund

Admiral™ Shares (VEGBX)

Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Vanguard Emerging Markets Bond Fund (the "Fund") for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$44	0.40%

How did the Fund perform during the reporting period?

  For the 12 months ended September 30, 2024, the Fund outperformed its benchmark, the JP Morgan EMBI Global Diversified Index.

  Global economic growth appeared relatively stable at around 3% during the period and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. The Bloomberg Global Aggregate Index of investment-grade bonds returned about 12%.

  In late 2023, our down-in-quality positioning paid off as yields on emerging-market high-yield sovereign bonds narrowed relative to yields of investment-grade sovereign bonds. And in early 2024, we benefited from a wave of issuance to add exposure to higher-quality sovereign bonds at attractive levels.

How did the Fund perform since inception?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 6, 2017, Through September 30, 2024

Initial investment of $50,000

	Admiral Shares	JP Morgan EMBI Global Diversified Index
12/6/17	$50,000	$50,000
12/31/17	$50,216	$50,185
3/31/18	$50,020	$49,309
6/30/18	$48,975	$47,562
9/30/18	$50,458	$48,657
12/31/18	$49,865	$48,047
3/31/19	$54,187	$51,387
6/30/19	$56,583	$53,482
9/30/19	$57,283	$54,287
12/31/19	$58,773	$55,271
3/31/20	$52,741	$47,875
6/30/20	$61,232	$53,745
9/30/20	$63,518	$54,989
12/31/20	$67,687	$58,177
3/31/21	$65,030	$55,536
6/30/21	$67,789	$57,790
9/30/21	$67,348	$57,386
12/31/21	$66,846	$57,133
3/31/22	$61,402	$51,407
6/30/22	$54,393	$45,529
9/30/22	$52,942	$43,450
12/31/22	$58,144	$46,973
3/31/23	$59,621	$47,848
6/30/23	$61,138	$48,893
9/30/23	$60,591	$47,801
12/31/23	$66,169	$52,182
3/31/24	$67,825	$53,245
6/30/24	$67,973	$53,406
9/30/24	$72,140	$56,693

Average Annual Total Returns

	1 Year	5 Years	Since Inception 12/6/2017
Admiral Shares	19.06%	4.72%	5.52%
JP Morgan EMBI Global Diversified Index	18.60%	0.87%	1.86%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of September 30, 2024)

Asia	24.0%
South America	23.9%
North America	19.5%
Africa	13.1%
Europe	12.4%
Other Assets and Liabilities—Net	7.1%

Fund Statistics

(as of September 30, 2024)

Fund Net Assets (in millions)	$3,646
Number of Portfolio Holdings	333
Portfolio Turnover Rate	137%
Total Investment Advisory Fees (in thousands)	$515

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR1531

Vanguard Emerging Markets Bond Fund

Investor Shares (VEMBX)

Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Vanguard Emerging Markets Bond Fund (the "Fund") for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$60	0.55%

How did the Fund perform during the reporting period?

  For the 12 months ended September 30, 2024, the Fund outperformed its benchmark, the JP Morgan EMBI Global Diversified Index.

  Global economic growth appeared relatively stable at around 3% during the period and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. The Bloomberg Global Aggregate Index of investment-grade bonds returned about 12%.

  In late 2023, our down-in-quality positioning paid off as yields on emerging-market high-yield sovereign bonds narrowed relative to yields of investment-grade sovereign bonds. And in early 2024, we benefited from a wave of issuance to add exposure to higher-quality sovereign bonds at attractive levels.

How did the Fund perform since inception?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: March 10, 2016, Through September 30, 2024

Initial investment of $10,000

	Investor Shares	JP Morgan EMBI Global Diversified Index
3/10/16	$10,000	$10,000
3/31/16	$10,154	$10,192
6/30/16	$10,746	$10,703
9/30/16	$11,351	$11,136
12/31/16	$10,936	$10,688
3/31/17	$11,427	$11,101
6/30/17	$11,752	$11,350
9/30/17	$12,147	$11,649
12/31/17	$12,395	$11,784
3/31/18	$12,343	$11,578
6/30/18	$12,074	$11,168
9/30/18	$12,437	$11,425
12/31/18	$12,286	$11,282
3/31/19	$13,352	$12,066
6/30/19	$13,932	$12,558
9/30/19	$14,104	$12,747
12/31/19	$14,462	$12,978
3/31/20	$12,972	$11,241
6/30/20	$15,064	$12,620
9/30/20	$15,608	$12,912
12/31/20	$16,629	$13,660
3/31/21	$15,978	$13,040
6/30/21	$16,645	$13,570
9/30/21	$16,531	$13,475
12/31/21	$16,403	$13,415
3/31/22	$15,055	$12,071
6/30/22	$13,338	$10,691
9/30/22	$12,975	$10,202
12/31/22	$14,242	$11,030
3/31/23	$14,604	$11,235
6/30/23	$14,965	$11,480
9/30/23	$14,831	$11,224
12/31/23	$16,185	$12,253
3/31/24	$16,586	$12,502
6/30/24	$16,605	$12,540
9/30/24	$17,631	$13,312

Average Annual Total Returns

	1 Year	5 Years	Since Inception 3/10/2016
Investor Shares	18.88%	4.57%	6.85%
JP Morgan EMBI Global Diversified Index	18.60%	0.87%	3.40%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of September 30, 2024)

Asia	24.0%
South America	23.9%
North America	19.5%
Africa	13.1%
Europe	12.4%
Other Assets and Liabilities—Net	7.1%

Fund Statistics

(as of September 30, 2024)

Fund Net Assets (in millions)	$3,646
Number of Portfolio Holdings	333
Portfolio Turnover Rate	137%
Total Investment Advisory Fees (in thousands)	$515

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR1431

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

Includes fees billed in connection with services to the Registrant only.

	Fiscal Year Ended September 30, 2024	Fiscal Year Ended September 30, 2023
(a) Audit Fees.	$321,000	$305,000
(b) Audit-Related Fees.	0	0
(c) Tax Fees.	0	0
(d) All Other Fees.	0	0
Total.	$321,000	$305,000

(e)	(1) Pre-Approval Policies. The audit committee is responsible for pre-approving all audit and non-audit services provided by PwC to: (i) the Vanguard funds; and (ii) Vanguard, or any entity controlled by Vanguard that provides ongoing services to the Vanguard funds. All services provided to Vanguard entities by the independent auditor, whether or not they are subject to preapproval, must be disclosed to the audit committee. The audit committee chair may preapprove any permissible audit and non-audit services as long as any preapproval is brought to the attention of the full audit committee at the next scheduled meeting.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)	Aggregate Non-Audit Fees.

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

	Fiscal Year Ended September 30, 2024	Fiscal Year Ended September 30, 2023
Non-audit fees to the Registrant only, listed as (b) through (d) above.	$0	$0

Non-audit Fees to other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.
Audit-Related Fees.	$3,508,505	$3,295,934
Tax Fees.	$2,017,364	$1,678,928
All Other Fees.	$268,000	$25,000
Total.	$5,793,869	$4,999,862

(h)	For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the year ended September 30, 2024
Vanguard Short-Term Inflation-Protected Securities Index Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	13
Tax information	14

Short-Term Inflation-Protected Securities Index Fund
Financial Statements
Schedule of Investments
As of September 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (99.5%)
U.S. Government Securities (99.5%)
	United States Treasury Inflation Indexed Bonds	0.125%	10/15/24	2,382,659	2,377,819
	United States Treasury Inflation Indexed Bonds	0.250%	1/15/25	2,443,421	2,412,115
	United States Treasury Inflation Indexed Bonds	2.375%	1/15/25	1,665,006	1,653,560
	United States Treasury Inflation Indexed Bonds	0.125%	4/15/25	1,951,473	1,916,408
	United States Treasury Inflation Indexed Bonds	0.375%	7/15/25	2,674,809	2,635,105
	United States Treasury Inflation Indexed Bonds	0.125%	10/15/25	2,375,097	2,328,708
	United States Treasury Inflation Indexed Bonds	0.625%	1/15/26	2,230,367	2,187,154
	United States Treasury Inflation Indexed Bonds	2.000%	1/15/26	1,067,347	1,065,179
	United States Treasury Inflation Indexed Bonds	0.125%	4/15/26	1,834,218	1,782,344
	United States Treasury Inflation Indexed Bonds	0.125%	7/15/26	2,248,150	2,191,244
	United States Treasury Inflation Indexed Bonds	0.125%	10/15/26	2,538,455	2,467,061
	United States Treasury Inflation Indexed Bonds	0.375%	1/15/27	2,086,270	2,026,942
	United States Treasury Inflation Indexed Bonds	2.375%	1/15/27	1,032,623	1,049,565
	United States Treasury Inflation Indexed Bonds	0.125%	4/15/27	2,592,981	2,495,339
	United States Treasury Inflation Indexed Bonds	0.375%	7/15/27	2,305,089	2,240,979
	United States Treasury Inflation Indexed Bonds	1.625%	10/15/27	2,600,030	2,617,092
	United States Treasury Inflation Indexed Bonds	0.500%	1/15/28	2,356,910	2,282,520
	United States Treasury Inflation Indexed Bonds	1.750%	1/15/28	976,064	983,994
	United States Treasury Inflation Indexed Bonds	1.250%	4/15/28	2,566,630	2,542,568
	United States Treasury Inflation Indexed Bonds	3.625%	4/15/28	1,000,843	1,072,466
	United States Treasury Inflation Indexed Bonds	0.750%	7/15/28	2,045,762	2,001,011
	United States Treasury Inflation Indexed Bonds	2.375%	10/15/28	2,642,179	2,744,563
	United States Treasury Inflation Indexed Bonds	0.875%	1/15/29	1,759,604	1,718,364
	United States Treasury Inflation Indexed Bonds	2.500%	1/15/29	901,899	940,793
	United States Treasury Inflation Indexed Bonds	2.125%	4/15/29	2,740,615	2,817,694
	United States Treasury Inflation Indexed Bonds	3.875%	4/15/29	1,159,450	1,279,742
	United States Treasury Inflation Indexed Bonds	0.250%	7/15/29	2,078,953	1,972,731
Total U.S. Government and Agency Obligations (Cost $54,512,622)					53,803,060
				Shares
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1]	Vanguard Market Liquidity Fund (Cost $2,027)	5.014%		20,276	2,028
Total Investments (99.5%) (Cost $54,514,649)					53,805,088
Other Assets and Liabilities—Net (0.5%)					268,162
Net Assets (100%)					54,073,250
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.
1

Short-Term Inflation-Protected Securities Index Fund
Statement of Assets and Liabilities
As of September 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $54,512,622)	53,803,060
Affiliated Issuers (Cost $2,027)	2,028
Total Investments in Securities	53,805,088
Investment in Vanguard	1,476
Cash	15
Receivables for Investment Securities Sold	74,007
Receivables for Accrued Income	182,709
Receivables for Capital Shares Issued	29,395
Total Assets	54,092,690
Liabilities
Payables for Investment Securities Purchased	43
Payables for Capital Shares Redeemed	11,747
Payables for Distributions	6,590
Payables to Vanguard	1,060
Total Liabilities	19,440
Net Assets	54,073,250
At September 30, 2024, net assets consisted of:

Paid-in Capital	55,420,749
Total Distributable Earnings (Loss)	(1,347,499)
Net Assets	54,073,250

Investor Shares—Net Assets
Applicable to 116,691 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,864
Net Asset Value Per Share—Investor Shares	$24.55

ETF Shares—Net Assets
Applicable to 239,485,277 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	11,803,549
Net Asset Value Per Share—ETF Shares	$49.29

Admiral™ Shares—Net Assets
Applicable to 867,408,517 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	21,316,231
Net Asset Value Per Share—Admiral Shares	$24.57

Institutional Shares—Net Assets
Applicable to 851,921,100 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	20,950,606
Net Asset Value Per Share—Institutional Shares	$24.59

See accompanying Notes, which are an integral part of the Financial Statements.
2

Short-Term Inflation-Protected Securities Index Fund
Statement of Operations

Year Ended September 30, 2024
($000)
Investment Income
Income
Interest[1]	1,510,715
Total Income	1,510,715
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,372
Management and Administrative—Investor Shares	4
Management and Administrative—ETF Shares	3,331
Management and Administrative—Admiral Shares	10,023
Management and Administrative—Institutional Shares	6,852
Marketing and Distribution—Investor Shares	—
Marketing and Distribution—ETF Shares	581
Marketing and Distribution—Admiral Shares	1,047
Marketing and Distribution—Institutional Shares	672
Custodian Fees	193
Auditing Fees	57
Shareholders’ Reports and Proxy Fees—Investor Shares	—
Shareholders’ Reports and Proxy Fees—ETF Shares	488
Shareholders’ Reports and Proxy Fees—Admiral Shares	178
Shareholders’ Reports and Proxy Fees—Institutional Shares	13
Trustees’ Fees and Expenses	34
Other Expenses	35
Total Expenses	24,880
Expenses Paid Indirectly	(2)
Net Expenses	24,878
Net Investment Income	1,485,837
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	(340,328)
Futures Contracts	(11,560)
Realized Net Gain (Loss)	(351,888)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	2,647,707
Net Increase (Decrease) in Net Assets Resulting from Operations	3,781,656
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $19,915,000, $24,000, $3,000, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes ($75,569,000) of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
3

Short-Term Inflation-Protected Securities Index Fund
Statement of Changes in Net Assets

	Year Ended September 30,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,485,837	1,368,384
Realized Net Gain (Loss)	(351,888)	(623,865)
Change in Unrealized Appreciation (Depreciation)	2,647,707	1,022,149
Net Increase (Decrease) in Net Assets Resulting from Operations	3,781,656	1,766,668
Distributions
Investor Shares	(84)	(305)
ETF Shares	(369,068)	(863,192)
Admiral Shares	(592,315)	(769,352)
Institutional Shares	(588,585)	(691,589)
Total Distributions	(1,550,052)	(2,324,438)
Capital Share Transactions
Investor Shares	(2,184)	(4,128)
ETF Shares	(2,465,911)	(5,086,212)
Admiral Shares	674,078	(923,289)
Institutional Shares	1,231,020	2,105,645
Net Increase (Decrease) from Capital Share Transactions	(562,997)	(3,907,984)
Total Increase (Decrease)	1,668,607	(4,465,754)
Net Assets
Beginning of Period	52,404,643	56,870,397
End of Period	54,073,250	52,404,643

See accompanying Notes, which are an integral part of the Financial Statements.
4

Short-Term Inflation-Protected Securities Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended September 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$23.51	$23.66	$25.90	$25.41	$24.57
Investment Operations
Net Investment Income[1]	.670	.561	.991	1.099	.272
Net Realized and Unrealized Gain (Loss) on Investments	1.054	.186	(1.734)	.258	.862
Total from Investment Operations	1.724	.747	(.743)	1.357	1.134
Distributions
Dividends from Net Investment Income	(.684)	(.897)	(1.497)	(.867)	(.294)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.684)	(.897)	(1.497)	(.867)	(.294)
Net Asset Value, End of Period	$24.55	$23.51	$23.66	$25.90	$25.41
Total Return[2]	7.42%	3.20%	-3.01%	5.38%	4.64%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3	$5	$9	$7,825	$8,063
Ratio of Total Expenses to Average Net Assets	0.14%[3]	0.14%[3]	0.14%	0.14%	0.14%
Ratio of Net Investment Income to Average Net Assets	2.79%	2.36%	3.83%	4.25%	1.09%
Portfolio Turnover Rate[4]	26%	28%	26%	19%	37%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.14%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
5

Short-Term Inflation-Protected Securities Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended September 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$47.25	$48.12	$52.56	$50.99	$49.03
Investment Operations
Net Investment Income[1]	1.336	1.165	3.544	2.562	.634
Net Realized and Unrealized Gain (Loss) on Investments	2.154	.364	(4.980)	.195	1.677
Total from Investment Operations	3.490	1.529	(1.436)	2.757	2.311
Distributions
Dividends from Net Investment Income	(1.450)	(2.399)	(3.004)	(1.187)	(.351)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.450)	(2.399)	(3.004)	(1.187)	(.351)
Net Asset Value, End of Period	$49.29	$47.25	$48.12	$52.56	$50.99
Total Return	7.53%	3.28%	-2.92%	5.48%	4.74%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,804	$13,783	$19,191	$17,203	$9,217
Ratio of Total Expenses to Average Net Assets	0.04%[2]	0.04%[2]	0.04%	0.04%	0.05%
Ratio of Net Investment Income to Average Net Assets	2.79%	2.46%	6.98%	4.95%	1.27%
Portfolio Turnover Rate[3]	26%	28%	26%	19%	37%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
6

Short-Term Inflation-Protected Securities Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended September 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$23.54	$23.69	$25.93	$25.44	$24.60
Investment Operations
Net Investment Income[1]	.687	.606	1.843	1.257	.294
Net Realized and Unrealized Gain (Loss) on Investments	1.049	.161	(2.565)	.123	.860
Total from Investment Operations	1.736	.767	(.722)	1.380	1.154
Distributions
Dividends from Net Investment Income	(.706)	(.917)	(1.518)	(.890)	(.314)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.706)	(.917)	(1.518)	(.890)	(.314)
Net Asset Value, End of Period	$24.57	$23.54	$23.69	$25.93	$25.44
Total Return[2]	7.46%	3.29%	-2.92%	5.47%	4.72%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$21,316	$19,767	$20,803	$13,879	$8,541
Ratio of Total Expenses to Average Net Assets	0.06%[3]	0.06%[3]	0.06%	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	2.86%	2.55%	7.25%	4.84%	1.18%
Portfolio Turnover Rate[4]	26%	28%	26%	19%	37%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.06%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
7

Short-Term Inflation-Protected Securities Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended September 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$23.55	$23.70	$25.95	$25.46	$24.62
Investment Operations
Net Investment Income[1]	.694	.623	1.760	1.219	.306
Net Realized and Unrealized Gain (Loss) on Investments	1.057	.149	(2.487)	.166	.853
Total from Investment Operations	1.751	.772	(.727)	1.385	1.159
Distributions
Dividends from Net Investment Income	(.711)	(.922)	(1.523)	(.895)	(.319)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.711)	(.922)	(1.523)	(.895)	(.319)
Net Asset Value, End of Period	$24.59	$23.55	$23.70	$25.95	$25.46
Total Return	7.53%	3.31%	-2.94%	5.49%	4.73%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$20,951	$18,850	$16,867	$16,238	$11,880
Ratio of Total Expenses to Average Net Assets	0.04%[2]	0.04%[2]	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	2.89%	2.62%	6.90%	4.69%	1.22%
Portfolio Turnover Rate[3]	26%	28%	26%	19%	37%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
8

Short-Term Inflation-Protected Securities Index Fund
Notes to Financial Statements
Vanguard Short-Term Inflation-Protected Securities Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended September 30, 2024, the fund’s average investments in long and short futures contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at September 30, 2024.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended September 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and
9

Short-Term Inflation-Protected Securities Index Fund
distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At September 30, 2024, the fund had contributed to Vanguard capital in the amount of $1,476,000, representing less than 0.01% of the fund’s net assets and 0.59% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended September 30, 2024, custodian fee offset arrangements reduced the fund’s expenses by $2,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of September 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	53,803,060	—	53,803,060
Temporary Cash Investments	2,028	—	—	2,028
Total	2,028	53,803,060	—	53,805,088
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	(93,367)
Total Distributable Earnings (Loss)	93,367
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; and the timing of payables for distributions. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	417,313
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(742,769)
Capital Loss Carryforwards	(1,015,453)
Qualified Late-Year Losses	—
Other Temporary Differences	(6,590)
Total	(1,347,499)
10

Short-Term Inflation-Protected Securities Index Fund
The tax character of distributions paid was as follows:
	Year Ended September 30,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	1,550,052	2,324,438
Long-Term Capital Gains	—	—
Total	1,550,052	2,324,438
*	Includes short-term capital gains, if any.
As of September 30, 2024, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	54,547,857
Gross Unrealized Appreciation	320,624
Gross Unrealized Depreciation	(1,063,393)
Net Unrealized Appreciation (Depreciation)	(742,769)
F.	During the year ended September 30, 2024, the fund purchased $14,071,536,000 of investment securities and sold $13,399,373,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $1,419,300,000 and $4,084,592,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
G.	Capital share transactions for each class of shares were:

	Year Ended September 30,
	2024		2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	438	19	2,557	108
Issued in Lieu of Cash Distributions	84	3	305	13
Redeemed	(2,706)	(114)	(6,990)	(296)
Net Increase (Decrease)—Investor Shares	(2,184)	(92)	(4,128)	(175)
ETF Shares
Issued	2,236,418	46,304	2,054,940	43,399
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(4,702,329)	(98,500)	(7,141,152)	(150,575)
Net Increase (Decrease)—ETF Shares	(2,465,911)	(52,196)	(5,086,212)	(107,176)
Admiral Shares
Issued	2,736,802	113,868	3,322,090	139,776
Issued in Lieu of Cash Distributions	563,153	23,393	717,371	30,531
Redeemed	(2,625,877)	(109,696)	(4,962,750)	(208,688)
Net Increase (Decrease)—Admiral Shares	674,078	27,565	(923,289)	(38,381)
Institutional Shares
Issued	3,171,055	132,259	3,394,283	142,651
Issued in Lieu of Cash Distributions	584,344	24,253	686,960	29,211
Redeemed	(2,524,379)	(104,894)	(1,975,598)	(83,115)
Net Increase (Decrease)—Institutional Shares	1,231,020	51,618	2,105,645	88,747
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
11

Short-Term Inflation-Protected Securities Index Fund
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At September 30, 2024, several Vanguard funds and trusts managed by Vanguard or its affiliates were each a record or beneficial owner of the fund, and had a combined ownership of 54% of the fund's net assets. If any of these shareholders were to redeem their investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
I.	Management has determined that no events or transactions occurred subsequent to September 30, 2024, that would require recognition or disclosure in these financial statements.
12

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Malvern Funds and Shareholders of Vanguard Short-Term Inflation-Protected Securities Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Short-Term Inflation-Protected Securities Index Fund (one of the funds constituting Vanguard Malvern Funds, referred to hereafter as the "Fund") as of September 30, 2024, the related statement of operations for the year ended September 30, 2024, the statement of changes in net assets for each of the two years in the period ended September 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2024 and the financial highlights for each of the five years in the period ended September 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
November 20, 2024
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
13

Tax information (unaudited)
The fund hereby designates for the fiscal year $1,474,202,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund hereby designates 100%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder for the fiscal year.
The fund hereby designates 100.0%, or if subsequently determined to be different, the maximum percentage allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident alien shareholders.
Q19670 112024
14

Financial Statements
For the year ended September 30, 2024
Vanguard Emerging Markets Bond Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	22
Tax information	23

Emerging Markets Bond Fund
Financial Statements
Schedule of Investments
As of September 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (2.5%)
[1]	United States Treasury Note/Bond	5.000%	8/31/25	28,000	28,232
[1]	United States Treasury Note/Bond	4.625%	9/30/28	4,500	4,674
[1,2,3]	United States Treasury Note/Bond	1.375%	10/31/28	16,000	14,670
[1]	United States Treasury Note/Bond	4.125%	8/31/30	9,097	9,334
[1]	United States Treasury Note/Bond	3.875%	8/15/33	6,799	6,855
[1]	United States Treasury Note/Bond	3.125%	2/15/43	19,521	16,892
[2,3]	United States Treasury Note/Bond	3.000%	8/15/52	11,695	9,400
Total U.S. Government and Agency Obligations (Cost $89,559)					90,057
Corporate Bonds (16.9%)
Argentina (0.5%)
[4]	Pampa Energia SA	7.950%	9/10/31	9,002	9,146
[4,5]	Pan American Energy LLC	8.500%	4/30/32	7,893	8,342
					17,488
Azerbaijan (0.7%)
[6]	Southern Gas Corridor CJSC	6.875%	3/24/26	24,785	25,352
Bahrain (0.2%)
	Bapco Energies BSC Closed	7.500%	10/25/27	6,975	7,295
Brazil (2.3%)
	Braskem Netherlands Finance BV	4.500%	1/31/30	2,120	1,892
[4]	Braskem Netherlands Finance BV	8.500%	1/12/31	10,230	10,835
	Braskem Netherlands Finance BV	5.875%	1/31/50	7,000	5,488
	Embraer Netherlands Finance BV	7.000%	7/28/30	3,400	3,691
[4]	FS Luxembourg Sarl	8.875%	2/12/31	12,600	12,889
[4,7]	LD Celulose International GmbH	7.950%	1/26/32	2,546	2,612
	Petrobras Global Finance BV	8.750%	5/23/26	866	916
	Petrobras Global Finance BV	7.375%	1/17/27	22,441	23,510
[4]	Raizen Fuels Finance SA	5.700%	1/17/35	12,700	12,586
[4]	Yinson Boronia Production BV	8.947%	7/31/42	8,070	8,626
					83,045
Chile (1.9%)
[4]	Antofagasta plc	6.250%	5/2/34	7,805	8,315
[4]	Cencosud SA	5.950%	5/28/31	9,630	10,040
[4,8]	Chile Electricity Lux MPC Sarl	6.010%	1/20/33	2,352	2,447
	Corp. Nacional del Cobre de Chile	5.125%	2/2/33	2,080	2,072
[4]	Corp. Nacional del Cobre de Chile	5.950%	1/8/34	26,897	28,230
	Empresa Nacional del Petroleo	5.250%	11/6/29	16,915	17,102
					68,206
Colombia (0.5%)
	Ecopetrol SA	6.875%	4/29/30	8,213	8,225
	Ecopetrol SA	4.625%	11/2/31	9,717	8,314
					16,539
Indonesia (0.9%)
	Freeport Indonesia PT	4.763%	4/14/27	6,800	6,833
	Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT	4.750%	5/15/25	3,270	3,262
	Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT	5.450%	5/15/30	4,610	4,695
	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	5.450%	5/21/28	9,475	9,730
	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	3.875%	7/17/29	3,000	2,892
[9]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	1.875%	11/5/31	4,400	4,169
					31,581
Kazakhstan (0.5%)
	KazMunayGas National Co. JSC	5.375%	4/24/30	12,039	12,136
	KazMunayGas National Co. JSC	5.750%	4/19/47	1,840	1,697
	KazMunayGas National Co. JSC	6.375%	10/24/48	4,896	4,867
					18,700

Emerging Markets Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Malaysia (0.3%)
	Petronas Capital Ltd.	3.500%	4/21/30	11,853	11,347
Mexico (5.5%)
[5]	Comision Federal de Electricidad	5.000%	9/29/36	5,113	4,678
[4,5]	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple	7.250%	1/31/41	18,812	19,609
	Infraestructura Energetica Nova SAPI de CV	4.875%	1/14/48	670	539
	Petroleos Mexicanos	6.875%	10/16/25	3,990	3,994
	Petroleos Mexicanos	4.500%	1/23/26	11,270	10,900
	Petroleos Mexicanos	6.875%	8/4/26	17,784	17,710
	Petroleos Mexicanos	6.490%	1/23/27	6,930	6,825
	Petroleos Mexicanos	6.500%	3/13/27	38,220	37,493
	Petroleos Mexicanos	6.500%	1/23/29	19,300	18,207
[5]	Petroleos Mexicanos	8.750%	6/2/29	6,875	6,958
	Petroleos Mexicanos	6.840%	1/23/30	16,160	14,969
	Petroleos Mexicanos	5.950%	1/28/31	12,800	11,078
	Petroleos Mexicanos	6.625%	6/15/35	2,433	1,985
	Petroleos Mexicanos	6.625%	6/15/38	2,040	1,541
	Petroleos Mexicanos	6.500%	6/2/41	10,115	7,438
	Petroleos Mexicanos	6.375%	1/23/45	10,360	7,220
	Petroleos Mexicanos	5.625%	1/23/46	1	1
	Petroleos Mexicanos	6.750%	9/21/47	30,512	21,830
	Petroleos Mexicanos	6.950%	1/28/60	12,048	8,641
					201,616
Panama (0.0%)
	Banco Nacional de Panama	2.500%	8/11/30	996	823
Peru (1.1%)
	Banco de Credito del Peru S.A.	3.250%	9/30/31	2,000	1,895
[4]	Banco de Credito del Peru S.A.	5.800%	3/10/35	11,500	11,498
[4,7]	Niagara Energy SAC	5.746%	10/3/34	14,490	14,561
	Petroleos del Peru SA	4.750%	6/19/32	8,193	6,456
	Petroleos del Peru SA	5.625%	6/19/47	7,313	4,994
					39,404
South Africa (0.7%)
	Eskom Holdings SOC Ltd.	7.125%	2/11/25	23,922	23,968
	Eskom Holdings SOC Ltd.	8.450%	8/10/28	1,000	1,059
					25,027
Turkey (0.6%)
[4]	Sisecam UK plc	8.625%	5/2/32	15,070	15,486
[4]	WE Soda Investments Holding plc	9.500%	10/6/28	7,310	7,611
					23,097
United Arab Emirates (1.1%)
	Abu Dhabi Developmental Holding Co. PJSC	5.500%	5/8/34	13,370	14,177
	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/34	16,420	14,568
	Galaxy Pipeline Assets Bidco Ltd.	2.625%	3/31/36	15,010	12,847
					41,592
Venezuela (0.1%)
[5,10]	Petroleos de Venezuela SA	6.000%	5/16/24	10,075	971
[5,10]	Petroleos de Venezuela SA	6.000%	11/15/26	12,925	1,257
[10]	Petroleos de Venezuela SA	5.375%	4/12/27	22,623	2,209
[10]	Petroleos de Venezuela SA	5.500%	4/12/37	3,360	330
					4,767
Total Corporate Bonds (Cost $605,437)					615,879
Sovereign Bonds (73.5%)
Angola (1.2%)
	Republic of Angola	8.250%	5/9/28	17,490	16,595
	Republic of Angola	8.750%	4/14/32	15,297	13,714
	Republic of Angola	9.375%	5/8/48	6,549	5,544
	Republic of Angola	9.125%	11/26/49	9,493	7,867
					43,720
Argentina (2.1%)
[5]	Ciudad Autonoma De Buenos Aires/Government Bonds	7.500%	6/1/27	4,050	4,059
	Republic of Argentina	1.000%	7/9/29	926	604
	Republic of Argentina	5.000%	1/9/38	58,305	30,657
[11]	Republic of Argentina, 1.750% coupon rate effective 7/9/27	0.750%	7/9/30	39,984	24,217

Emerging Markets Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[11]	Republic of Argentina, 4.375% coupon rate effective 7/9/27	4.125%	7/9/46	3,360	1,696
[11]	Republic of Argentina, 4.875% coupon rate effective 7/9/29	3.500%	7/9/41	36,690	16,722
					77,955
Azerbaijan (0.2%)
[5]	Republic of Azerbaijan	3.500%	9/1/32	6,335	5,693
Bahrain (0.4%)
	Kingdom of Bahrain	6.000%	9/19/44	3,500	3,092
	Kingdom of Bahrain	6.250%	1/25/51	11,302	10,011
					13,103
Brazil (2.6%)
	Federative Republic of Brazil	6.125%	1/22/32	59,300	60,983
	Federative Republic of Brazil	4.750%	1/14/50	12,835	9,799
	Federative Republic of Brazil	7.125%	5/13/54	22,087	22,919
					93,701
Bulgaria (1.4%)
[9]	Republic of Bulgaria	4.375%	5/13/31	9,000	10,660
[9]	Republic of Bulgaria	3.625%	9/5/32	11,200	12,654
	Republic of Bulgaria	5.000%	3/5/37	29,273	29,314
					52,628
Cameroon (0.2%)
[9]	Republic of Cameroon	5.950%	7/7/32	6,192	5,584
China (0.8%)
[7,9]	China Government Bond	2.625%	10/9/31	27,500	30,677
Colombia (3.2%)
	Republic of Colombia	3.875%	4/25/27	735	709
	Republic of Colombia	3.000%	1/30/30	43,890	37,614
	Republic of Colombia	3.125%	4/15/31	36,905	30,502
	Republic of Colombia	8.000%	4/20/33	5,525	5,940
	Republic of Colombia	6.125%	1/18/41	4,850	4,268
	Republic of Colombia	5.625%	2/26/44	2,612	2,109
	Republic of Colombia	5.200%	5/15/49	2,710	2,009
	Republic of Colombia	4.125%	5/15/51	22,472	14,195
	Republic of Colombia	8.750%	11/14/53	16,190	17,781
					115,127
Costa Rica (1.6%)
	Republic of Costa Rica	6.125%	2/19/31	2,765	2,870
[5]	Republic of Costa Rica	6.550%	4/3/34	13,195	14,055
	Republic of Costa Rica	7.158%	3/12/45	4,425	4,806
[4,5]	Republic of Costa Rica	7.300%	11/13/54	32,260	35,690
					57,421
Dominican Republic (2.0%)
	Dominican Republic	6.875%	1/29/26	18,890	19,237
	Dominican Republic	6.000%	7/19/28	16,701	17,127
	Dominican Republic	5.500%	2/22/29	21,125	21,274
	Dominican Republic	4.500%	1/30/30	7,170	6,856
[4]	Dominican Republic	7.050%	2/3/31	5,467	5,896
	Dominican Republic	6.000%	2/22/33	2,480	2,537
					72,927
Ecuador (0.8%)
[5]	Republic of Ecuador	0.000%	7/31/30	3,670	2,043
[11]	Republic of Ecuador, 5.500% coupon rate effective 7/31/26	5.000%	7/31/40	8,783	4,561
[11]	Republic of Ecuador, 6.900% coupon rate effective 7/31/25	5.500%	7/31/35	38,267	21,598
					28,202
Egypt (3.2%)
	Arab Republic of Egypt	7.300%	9/30/33	10,377	8,819
	Arab Republic of Egypt	8.500%	1/31/47	28,549	23,097
	Arab Republic of Egypt	7.903%	2/21/48	32,091	24,748
	Arab Republic of Egypt	8.700%	3/1/49	20,457	16,743
	Arab Republic of Egypt	8.875%	5/29/50	17,813	14,792
	Arab Republic of Egypt	8.750%	9/30/51	10,968	9,015
	Arab Republic of Egypt	8.150%	11/20/59	9,304	7,202
	Arab Republic of Egypt	7.500%	2/16/61	2,300	1,664
[12]	Egypt Treasury Bills	0.000%	3/4/25	350,000	6,441

Emerging Markets Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[12]	Egypt Treasury Bills	0.000%	3/11/25	311,000	5,695
					118,216
El Salvador (0.8%)
	Republic of El Salvador	6.375%	1/18/27	880	845
[4,5]	Republic of El Salvador	9.250%	4/17/30	20,932	20,839
	Republic of El Salvador	7.125%	1/20/50	2,990	2,290
	Republic of El Salvador	9.500%	7/15/52	4,533	4,250
					28,224
Georgia (0.1%)
	Republic of Georgia	2.750%	4/22/26	5,000	4,742
Ghana (0.4%)
[5]	Republic of Ghana	10.750%	10/14/30	20,632	14,205
Guatemala (1.9%)
	Republic of Guatemala	4.875%	2/13/28	10,700	10,541
	Republic of Guatemala	5.250%	8/10/29	29,353	29,034
[5]	Republic of Guatemala	4.900%	6/1/30	14,590	14,259
	Republic of Guatemala	6.600%	6/13/36	7,880	8,268
[4]	Republic of Guatemala	6.550%	2/6/37	7,495	7,795
					69,897
Honduras (0.1%)
	Republic of Honduras	5.625%	6/24/30	3,974	3,507
Hungary (0.9%)
	Republic of Hungary	6.125%	5/22/28	12,960	13,525
[9]	Republic of Hungary	5.375%	9/12/33	7,335	8,774
[4]	Republic of Hungary	5.500%	3/26/36	9,490	9,559
					31,858
Indonesia (3.3%)
[4]	Perusahaan Penerbit SBSN Indonesia III	5.100%	7/2/29	34,875	36,130
	Republic of Indonesia	4.150%	9/20/27	26,951	27,045
	Republic of Indonesia	4.750%	9/10/34	56,040	56,593
					119,768
Israel (1.2%)
[9]	State of Israel	1.500%	1/16/29	13,028	13,116
	State of Israel	2.500%	1/15/30	1,327	1,163
	State of Israel	5.500%	3/12/34	5,300	5,286
	State of Israel	5.750%	3/12/54	27,236	25,904
					45,469
Ivory Coast (2.2%)
[5,9]	Ivory Coast	4.875%	1/30/32	19,077	18,708
	Ivory Coast	5.750%	12/31/32	5,830	5,581
[5]	Ivory Coast	7.625%	1/30/33	3,500	3,587
[4,5]	Ivory Coast	8.250%	1/30/37	36,800	37,829
[5,9]	Ivory Coast	6.875%	10/17/40	2,815	2,763
[5,9]	Ivory Coast	6.625%	3/22/48	13,992	12,807
					81,275
Jamaica (0.1%)
[5]	Jamaica	8.000%	3/15/39	2,035	2,513
Jordan (0.8%)
	Kingdom of Jordan	4.950%	7/7/25	2,080	2,051
	Kingdom of Jordan	5.750%	1/31/27	5,974	5,841
	Kingdom of Jordan	7.750%	1/15/28	5,566	5,706
	Kingdom of Jordan	7.500%	1/13/29	15,815	16,071
					29,669
Kazakhstan (0.7%)
[13]	Development Bank of Kazakhstan JSC	10.950%	5/6/26	3,450,000	6,860
[4]	Development Bank of Kazakhstan JSC	5.500%	4/15/27	18,645	18,809
					25,669
Kenya (0.0%)
	Republic of Kenya	7.000%	5/22/27	700	688
Latvia (1.1%)
[4]	Republic of Latvia	5.125%	7/30/34	39,045	40,433

Emerging Markets Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Lebanon (0.1%)
[10]	Lebanon Republic	8.250%	4/12/21	2,430	191
[10]	Lebanon Republic	6.100%	10/4/22	2,250	175
[10]	Lebanon Republic	6.650%	4/22/24	2,890	225
[10]	Lebanon Republic	7.000%	3/20/28	6,310	497
[10]	Lebanon Republic	6.650%	2/26/30	4,900	385
[10]	Lebanon Republic	7.150%	11/20/31	1,445	113
[10]	Lebanon Republic	8.200%	5/17/33	1,445	113
[10]	Lebanon Republic	8.250%	5/17/34	1,445	113
					1,812
Lithuania (0.4%)
[9]	Republic of Lithuania	3.500%	7/3/31	13,794	15,774
Mexico (3.1%)
[14]	Mexican Bonos	8.500%	3/1/29	116,860	5,786
[14]	Mexican Bonos	7.750%	11/23/34	182,290	8,295
[14]	Mexican Bonos	8.500%	11/18/38	276,920	12,985
	United Mexican States	2.659%	5/24/31	17,459	15,009
	United Mexican States	4.750%	4/27/32	39,285	37,833
	United Mexican States	4.400%	2/12/52	27,586	21,226
	United Mexican States	3.771%	5/24/61	18,642	12,182
					113,316
Morocco (0.2%)
[9]	Kingdom of Morocco	1.500%	11/27/31	3,750	3,491
	Kingdom of Morocco	4.000%	12/15/50	5,030	3,725
					7,216
Mozambique (0.3%)
	Republic of Mozambique	9.000%	9/15/31	11,850	10,282
Nigeria (1.0%)
	Republic of Nigeria	7.875%	2/16/32	13,600	12,233
	Republic of Nigeria	7.375%	9/28/33	6,805	5,784
	Republic of Nigeria	7.625%	11/28/47	7,500	5,743
	Republic of Nigeria	8.250%	9/28/51	15,597	12,442
					36,202
Oman (2.7%)
	Sultanate of Oman	4.750%	6/15/26	51,880	51,749
	Sultanate of Oman	6.750%	10/28/27	6,646	7,018
	Sultanate of Oman	6.750%	1/17/48	36,734	39,792
					98,559
Pakistan (0.5%)
	Islamic Republic of Pakistan	8.875%	4/8/51	22,597	18,136
Panama (2.0%)
	Republic of Panama	3.160%	1/23/30	6,813	6,098
	Republic of Panama	2.252%	9/29/32	12,921	10,014
[5]	Republic of Panama	4.300%	4/29/53	19,218	13,627
[5]	Republic of Panama	3.870%	7/23/60	67,399	42,414
					72,153
Paraguay (2.2%)
	Republic of Paraguay	5.000%	4/15/26	8,953	8,983
	Republic of Paraguay	4.700%	3/27/27	14,199	14,206
[5]	Republic of Paraguay	4.950%	4/28/31	41,613	41,535
	Republic of Paraguay	2.739%	1/29/33	4,075	3,462
	Republic of Paraguay	3.849%	6/28/33	9,685	8,854
	Republic of Paraguay	6.100%	8/11/44	3,100	3,189
					80,229
Peru (5.0%)
	Corp. Financiera de Desarrollo SA	2.400%	9/28/27	1,903	1,778
	Republic of Peru	2.783%	1/23/31	112,643	100,552
	Republic of Peru	5.375%	2/8/35	26,685	27,372
	Republic of Peru	5.875%	8/8/54	50,400	52,978
					182,680
Poland (1.9%)
[4]	Bank Gospodarstwa Krajowego	5.750%	7/9/34	34,527	36,168
	Bank Gospodarstwa Krajowego	5.750%	7/9/34	10,730	11,260

Emerging Markets Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	Republic of Poland	3.625%	11/29/30	8,049	9,304
[9]	Republic of Poland	2.750%	5/25/32	1,000	1,081
	Republic of Poland	5.500%	3/18/54	11,350	11,599
					69,412
Romania (4.0%)
[9]	Romania	6.625%	9/27/29	8,750	10,663
[9]	Romania	1.375%	12/2/29	14,403	13,771
[9]	Romania	1.750%	7/13/30	78,171	73,935
[4,9]	Romania	5.375%	3/22/31	20,980	23,885
[4,9]	Romania	5.125%	9/24/31	21,200	23,664
					145,918
Saudi Arabia (1.5%)
	Kingdom of Saudi Arabia	5.000%	1/18/53	3,358	3,115
[4]	Kingdom of Saudi Arabia	5.750%	1/16/54	51,130	52,166
					55,281
Senegal (0.4%)
[5,9]	Republic of Senegal	5.375%	6/8/37	2,946	2,399
[5]	Republic of Senegal	6.750%	3/13/48	17,795	13,080
					15,479
Serbia (0.8%)
	Republic of Serbia	6.250%	5/26/28	10,000	10,412
	Republic of Serbia	2.125%	12/1/30	4,855	4,074
[4]	Republic of Serbia	6.000%	6/12/34	12,565	12,947
					27,433
South Africa (2.6%)
	Republic of South Africa	4.300%	10/12/28	2,415	2,337
	Republic of South Africa	4.850%	9/30/29	10,186	9,892
	Republic of South Africa	5.875%	6/22/30	5,000	5,046
[15]	Republic of South Africa	8.500%	1/31/37	323,515	16,264
	Republic of South Africa	5.650%	9/27/47	13,502	11,264
	Republic of South Africa	5.750%	9/30/49	61,198	50,833
					95,636
Sri Lanka (0.4%)
[10]	Republic of Sri Lanka	5.750%	4/18/23	1,926	1,058
[10]	Republic of Sri Lanka	6.125%	6/3/25	8,504	4,776
[10]	Republic of Sri Lanka	6.850%	11/3/25	3,576	2,023
[10]	Republic of Sri Lanka	6.750%	4/18/28	6,420	3,621
[10]	Republic of Sri Lanka	7.850%	3/14/29	2,685	1,515
					12,993
Supranational (0.3%)
	Banque Ouest Africaine de Developpement	4.700%	10/22/31	13,800	12,603
Trinidad & Tobago (0.2%)
[4]	Republic of Trinidad & Tobago	5.950%	1/14/31	7,205	7,358
Tunisia (0.2%)
	Tunisian Republic	5.750%	1/30/25	2,177	2,110
[9]	Tunisian Republic	6.375%	7/15/26	4,358	4,364
					6,474
Turkey (2.5%)
[16]	Republic of Turkey	31.080%	11/8/28	339,305	10,122
[9]	Republic of Turkey	5.875%	5/21/30	34,618	40,221
	Republic of Turkey	4.875%	4/16/43	41,594	31,340
	Republic of Turkey	5.750%	5/11/47	13,501	10,945
					92,628
Ukraine (1.3%)
[4,11]	Ukraine, 3.000% coupon rate effective 2/1/27	0.000%	2/1/30	2,547	1,117
[4,11]	Ukraine, 3.000% coupon rate effective 2/1/27	0.000%	2/1/34	9,517	3,196
[4,11]	Ukraine, 3.000% coupon rate effective 2/1/27	0.000%	2/1/35	8,043	3,491
[4,11]	Ukraine, 3.000% coupon rate effective 2/1/27	0.000%	2/1/36	16,937	7,317
[4,11]	Ukraine, 4.500% coupon rate effective 8/1/25	1.750%	2/1/29	6,359	3,746
[4,11]	Ukraine, 4.500% coupon rate effective 8/1/25	1.750%	2/1/34	15,149	6,752
[4,11]	Ukraine, 4.500% coupon rate effective 8/1/25	1.750%	2/1/35	21,494	9,352
[4,11]	Ukraine, 4.500% coupon rate effective 8/1/25	1.750%	2/1/36	32,733	14,084
[5]	Ukreximbank Via Biz Finance plc	9.750%	1/22/25	13	12
					49,067

Emerging Markets Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United Arab Emirates (1.7%)
[4]	Emirate of Abu Dhabi	5.500%	4/30/54	58,785	62,712
Uruguay (1.6%)
[17]	Oriental Republic of Uruguay	3.400%	5/16/45	549,376	12,779
[5]	Oriental Republic of Uruguay	4.975%	4/20/55	2,635	2,559
[5]	Oriental Republic of Uruguay	5.250%	9/10/60	42,078	42,088
					57,426
Uzbekistan (2.8%)
[4]	Republic of Uzbekistan	7.850%	10/12/28	10,210	10,779
	Republic of Uzbekistan	7.850%	10/12/28	43,485	45,970
	Republic of Uzbekistan	5.375%	2/20/29	26,566	25,725
	Republic of Uzbekistan	3.700%	11/25/30	4,340	3,749
	Uzbekneftegaz JSC	4.750%	11/16/28	19,561	17,324
					103,547
Venezuela (0.0%)
[10]	Republic of Venezuela	11.750%	10/21/26	640	103
[10]	Republic of Venezuela	7.000%	3/31/38	1,500	199
					302
Zambia (0.5%)
[11]	Republic Of Zambia, 7.500% coupon rate effective 6/30/31	5.750%	6/30/33	18,463	16,304
Total Sovereign Bonds (Cost $2,577,237)					2,679,803
				Shares
Temporary Cash Investments (6.9%)
Money Market Fund (6.9%)
[18]	Vanguard Market Liquidity Fund (Cost $252,102)	5.014%		2,521,177	252,118
Total Investments (99.8%) (Cost $3,524,335)					3,637,857
Other Assets and Liabilities—Net (0.2%)					7,879
Net Assets (100.0%)					3,645,736
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $10,437,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
2	Securities with a value of $7,179,000 have been segregated as initial margin for open centrally cleared swap contracts.
3	Securities with a value of $13,665,000 have been segregated as initial margin for open futures contracts.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, the aggregate value was $674,547,000, representing 18.5% of net assets.
5	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6	Guaranteed by the Republic of Azerbaijan.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of September 30, 2024.
8	Guaranteed by the Republic of Chile.
9	Face amount denominated in euro.
10	Non-income-producing security—security in default.
11	Step bond.
12	Face amount denominated in Egyptian pound.
13	Face amount denominated in Kazakhstan tenge.
14	Face amount denominated in Mexican pesos.
15	Face amount denominated in South African rand.
16	Face amount denominated in Turkish lira.
17	Face amount denominated in Uruguayan peso.
18	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Emerging Markets Bond Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	December 2024	1,503	165,154	(76)
10-Year U.S. Treasury Note	December 2024	4,185	478,267	390
Euro-Buxl	December 2024	19	2,882	4
Long U.S. Treasury Bond	December 2024	49	6,085	(87)
Ultra Long U.S. Treasury Bond	December 2024	147	19,565	(480)
				(249)

Short Futures Contracts
2-Year U.S. Treasury Note	December 2024	(1,185)	(246,767)	(550)
Euro-Bobl	December 2024	(418)	(55,859)	(235)
Euro-Bund	December 2024	(659)	(98,973)	(1,182)
Ultra 10-Year U.S. Treasury Note	December 2024	(926)	(109,543)	142
				(1,825)
				(2,074)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
JPMorgan Chase Bank, N.A.	12/18/24	CNY	244,350	USD	35,120	—	(22)
State Street Bank & Trust Co.	12/18/24	COP	115,173,880	USD	27,215	—	(106)
HSBC Bank plc	12/18/24	COP	73,977,480	USD	17,685	—	(273)
HSBC Bank plc	12/18/24	EUR	533	USD	596	—	—
HSBC Bank plc	12/18/24	EUR	172	USD	192	—	—
Bank of America, N.A.	12/18/24	HUF	25,242,109	USD	70,191	340	—
Barclays Bank plc	12/18/24	ILS	78,077	USD	20,674	321	—
UBS AG	12/18/24	JPY	15,582	USD	110	—	(1)
BNP Paribas	12/18/24	MXN	788,452	USD	39,802	—	(247)
Morgan Stanley Capital Services Inc.	12/18/24	MXN	615,841	USD	30,680	216	—
State Street Bank & Trust Co.	12/18/24	USD	34,598	CNY	244,546	—	(562)
Citibank, N.A.	12/18/24	USD	44,788	COP	189,274,050	238	—
Citibank, N.A.	12/18/24	USD	18,521	CZK	417,440	53	—
JPMorgan Chase Bank, N.A.	3/12/25	USD	8,797	EGP	510,241	—	(1,064)
BNP Paribas	12/18/24	USD	394,383	EUR	355,821	—	(2,979)
Toronto-Dominion Bank	12/18/24	USD	26,816	EUR	23,962	56	—
State Street Bank & Trust Co.	12/18/24	USD	11,620	EUR	10,357	54	—
JPMorgan Chase Bank, N.A.	12/18/24	USD	683	EUR	611	1	—
Toronto-Dominion Bank	12/18/24	USD	355	EUR	318	—	—
Citibank, N.A.	12/18/24	USD	21,243	ILS	79,226	—	(61)
HSBC Bank plc	12/18/24	USD	36,520	JPY	5,082,716	769	—
Royal Bank of Canada	12/18/24	USD	61,649	MXN	1,231,683	—	(142)
BNP Paribas	12/18/24	USD	20,886	MXN	408,392	398	—
HSBC Bank plc	12/18/24	USD	16,306	MXN	318,725	316	—
Standard Chartered Bank	12/18/24	USD	72,296	THB	2,415,045	—	(3,154)

Emerging Markets Bond Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
State Street Bank & Trust Co.	12/18/24	USD	15,571	ZAR	281,003	—	(585)
Barclays Bank plc	12/18/24	USD	359	ZAR	6,371	—	(8)
						2,762	(9,204)
CNY—Chinese renminbi.
COP—Colombian peso.
CZK—Czech koruna.
EGP—Egyptian pound.
EUR—euro.
HUF—Hungarian forint.
ILS—Israeli shekel.
JPY—Japanese yen.
MXN—Mexican peso.
THB—Thai baht.
USD—U.S. dollar.
ZAR—South African rand.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Credit Protection Sold/Moody's Rating
Republic of Mexico/Baa2	12/21/29	BANA	41,072	1.000	(252)	(420)	168	—
Republic of Panama/Baa3	12/21/29	MSCS	11,900	1.000	(328)	(507)	179	—
Republic of Turkey/B1	12/21/29	BARC	2,260	1.000	(168)	(172)	4	—
					(748)	(1,099)	351	—

Credit Protection Purchased
Petroleos Mexicanos	12/22/26	BARC	15,300	(1.000)	597	706	—	(109)
Republic of Colombia	12/21/29	BANA	14,930	(1.000)	676	671	5	—
Republic of Malaysia	12/21/29	GSI	6,910	(1.000)	(206)	(199)	—	(7)
					1,067	1,178	5	(116)
					319	79	356	(116)
1 Periodic premium received/paid quarterly.
BANA—Bank of America, N.A.
BARC—Barclays Bank plc.
GSI—Goldman Sachs International.
MSCS—Morgan Stanley Capital Services LLC.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At September 30, 2024, the counterparties had deposited in segregated accounts securities with a value of $2,687,000 in connection with open forward currency contracts and open over-the-counter swap contracts.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
1/3/28	N/A	347,440[1]	11.110[2]	(9.290)[3]	(2,253)	(2,001)
7/5/29	N/A	14,200	2.530[2]	(0.000)[4]	164	164
7/5/29	N/A	13,100	2.525[2]	(0.000)[4]	148	148
7/5/29	N/A	13,100	2.523[2]	(0.000)[4]	147	147
7/10/29	N/A	16,414	2.491[2]	(0.000)[4]	156	156
7/10/29	N/A	14,280	2.484[2]	(0.000)[4]	131	131
7/15/29	N/A	14,285	2.420[2]	(0.000)[4]	85	85
7/18/29	N/A	14,285	2.449[2]	(0.000)[4]	104	104
7/19/29	N/A	14,280	2.437[2]	(0.000)[4]	95	95

Emerging Markets Bond Fund
Centrally Cleared Interest Rate Swaps (continued)
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
8/1/29	N/A	14,280	2.394[2]	(0.000)[4]	59	59
8/5/29	N/A	14,286	2.363[2]	(0.000)[4]	36	36
12/18/29	12/18/24[5]	851,356[6]	3.280[7]	(0.000)[8]	380	380
12/18/29	12/18/24[5]	749,061[6]	3.080[7]	(0.000)[8]	26	26
12/18/34	12/18/24[5]	189,381[6]	0.000[8]	(3.269)[7]	7	7
7/5/54	N/A	3,070	0.000[4]	(2.522)[2]	(118)	(118)
7/5/54	N/A	2,840	0.000[4]	(2.524)[2]	(110)	(110)
7/5/54	N/A	2,830	0.000[4]	(2.519)[2]	(107)	(107)
7/10/54	N/A	3,530	0.000[4]	(2.510)[2]	(125)	(125)
7/10/54	N/A	3,070	0.000[4]	(2.499)[2]	(101)	(101)
7/15/54	N/A	3,070	0.000[4]	(2.469)[2]	(79)	(79)
7/18/54	N/A	3,075	0.000[4]	(2.501)[2]	(102)	(102)
7/19/54	N/A	3,070	0.000[4]	(2.482)[2]	(88)	(88)
8/1/54	N/A	3,070	0.000[4]	(2.454)[2]	(67)	(68)
8/5/54	N/A	3,075	0.000[4]	(2.411)[2]	(37)	(37)
					(1,649)	(1,398)
1	Notional amount denominated in Brazilian real.
2	Interest payment received/paid at maturity.
3	Based on Brazil Interbank Deposit Certificate (CDI) as of the most recent reset date. Interest payment received/paid at maturity.
4	Zero-coupon. Based on the return of US Consumer Price Index for All Urban Consumers (USCPIU). Interest payment received/paid at maturity.
5	Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
6	Notional amount denominated in Czeck koruna.
7	Interest payment received/paid annually.
8	Based on Prague Interbank Offered Rate as of the most recent reset date. Interest payment received/paid semiannually.

See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Bond Fund
Statement of Assets and Liabilities
As of September 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $3,272,233)	3,385,739
Affiliated Issuers (Cost $252,102)	252,118
Total Investments in Securities	3,637,857
Investment in Vanguard	98
Cash	10,901
Foreign Currency, at Value (Cost $13,571)	13,463
Receivables for Investment Securities Sold	22,051
Receivables for Accrued Income	50,962
Receivables for Capital Shares Issued	5,158
Swap Premiums Paid	1,377
Unrealized Appreciation—Forward Currency Contracts	2,762
Unrealized Appreciation—Over-the-Counter Swap Contracts	356
Total Assets	3,744,985
Liabilities
Payables for Investment Securities Purchased	76,717
Payables for Capital Shares Redeemed	7,147
Payables for Distributions	2,377
Payables to Vanguard	612
Swap Premiums Received	1,298
Variation Margin Payable—Futures Contracts	1,585
Unrealized Depreciation—Forward Currency Contracts	9,204
Variation Margin Payable—Centrally Cleared Swap Contracts	193
Unrealized Depreciation—Over-the-Counter Swap Contracts	116
Total Liabilities	99,249
Net Assets	3,645,736
At September 30, 2024, net assets consisted of:

Paid-in Capital	3,911,740
Total Distributable Earnings (Loss)	(266,004)
Net Assets	3,645,736

Investor Shares—Net Assets
Applicable to 23,978,924 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	248,128
Net Asset Value Per Share—Investor Shares	$10.35

Admiral™ Shares—Net Assets
Applicable to 141,142,332 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,397,608
Net Asset Value Per Share—Admiral Shares	$24.07

See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Bond Fund
Statement of Operations

Year Ended September 30, 2024
($000)
Investment Income
Income
Interest[1,2]	230,697
Total Income	230,697
Expenses
The Vanguard Group—Note B
Investment Advisory Services	515
Management and Administrative—Investor Shares	1,097
Management and Administrative—Admiral Shares	10,655
Marketing and Distribution—Investor Shares	16
Marketing and Distribution—Admiral Shares	151
Custodian Fees	174
Auditing Fees	45
Shareholders’ Reports and Proxy Fees—Investor Shares	19
Shareholders’ Reports and Proxy Fees—Admiral Shares	116
Trustees’ Fees and Expenses	2
Other Expenses	26
Total Expenses	12,816
Expenses Paid Indirectly	(36)
Net Expenses	12,780
Net Investment Income	217,917
Realized Net Gain (Loss)
Investment Securities Sold[1,3]	(106,350)
Futures Contracts	20,460
Options Purchased	(2,366)
Options Written	1,985
Swap Contracts	(4,041)
Forward Currency Contracts	(16,246)
Foreign Currencies	2,520
Realized Net Gain (Loss)	(104,038)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	435,412
Futures Contracts	643
Options Purchased	(665)
Options Written	246
Swap Contracts	(1,376)
Forward Currency Contracts	(13,031)
Foreign Currencies	120
Change in Unrealized Appreciation (Depreciation)	421,349
Net Increase (Decrease) in Net Assets Resulting from Operations	535,228
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $10,097,000, $53,000, $1,000, and ($9,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Interest is net of foreign withholding taxes of $175,000.
3	Realized gain (loss) is net of foreign capital gain taxes of $347,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Bond Fund
Statement of Changes in Net Assets

	Year Ended September 30,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	217,917	156,158
Realized Net Gain (Loss)	(104,038)	(140,419)
Change in Unrealized Appreciation (Depreciation)	421,349	275,317
Net Increase (Decrease) in Net Assets Resulting from Operations	535,228	291,056
Distributions
Investor Shares	(15,067)	(12,704)
Admiral Shares	(207,874)	(154,393)
Total Distributions	(222,941)	(167,097)
Capital Share Transactions
Investor Shares	33,812	11,880
Admiral Shares	615,487	488,748
Net Increase (Decrease) from Capital Share Transactions	649,299	500,628
Total Increase (Decrease)	961,586	624,587
Net Assets
Beginning of Period	2,684,150	2,059,563
End of Period	3,645,736	2,684,150

See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Bond Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended September 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.34	$8.74	$11.88	$11.73	$11.19
Investment Operations
Net Investment Income[1]	.679	.594	.470	.386	.495
Net Realized and Unrealized Gain (Loss) on Investments	1.026	.644	(2.929)	.304	.655
Total from Investment Operations	1.705	1.238	(2.459)	.690	1.150
Distributions
Dividends from Net Investment Income	(.695)	(.638)	(.488)	(.391)	(.400)
Distributions from Realized Capital Gains	—	—	(.193)	(.149)	(.210)
Total Distributions	(.695)	(.638)	(.681)	(.540)	(.610)
Net Asset Value, End of Period	$10.35	$9.34	$8.74	$11.88	$11.73
Total Return[2]	18.88%	14.30%	-21.51%	5.91%	10.67%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$248	$193	$170	$348	$129
Ratio of Total Expenses to Average Net Assets	0.55%[3]	0.55%[3]	0.55%[3]	0.55%	0.60%
Ratio of Net Investment Income to Average Net Assets	6.87%	6.28%	4.44%	3.21%	4.40%
Portfolio Turnover Rate	137%	121%	168%	186%	266%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.55%.

See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Bond Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended September 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$21.72	$20.33	$27.64	$27.30	$26.03
Investment Operations
Net Investment Income[1]	1.613	1.431	1.160	.942	1.192
Net Realized and Unrealized Gain (Loss) on Investments	2.388	1.477	(6.844)	.695	1.535
Total from Investment Operations	4.001	2.908	(5.684)	1.637	2.727
Distributions
Dividends from Net Investment Income	(1.651)	(1.518)	(1.176)	(.950)	(.969)
Distributions from Realized Capital Gains	—	—	(.450)	(.347)	(.488)
Total Distributions	(1.651)	(1.518)	(1.626)	(1.297)	(1.457)
Net Asset Value, End of Period	$24.07	$21.72	$20.33	$27.64	$27.30
Total Return[2]	19.06%	14.45%	-21.39%	6.03%	10.89%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,398	$2,491	$1,890	$2,182	$854
Ratio of Total Expenses to Average Net Assets	0.40%[3]	0.40%[3]	0.40%[3]	0.40%	0.45%
Ratio of Net Investment Income to Average Net Assets	7.01%	6.49%	4.81%	3.37%	4.54%
Portfolio Turnover Rate	137%	121%	168%	186%	266%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.40%.

See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Bond Fund
Notes to Financial Statements
Vanguard Emerging Markets Bond Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, fixed income benchmark curves, foreign exchange rates, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Options: The fund invests in options on foreign currency, which are transacted over-the-counter (OTC) and not on an exchange. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into options with a diverse group of prequalified counterparties and monitoring their financial strength. The primary risk associated with purchasing options on foreign currency is that the value of the underlying foreign currencies may move in such a way that the exercise price of the option exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options on foreign currency is that the value of the underlying foreign currencies may move in such a way that the exercise price of the option exceeds the value of the underlying investment, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.
Options contracts on foreign currency are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded in the Statement of Assets and Liabilities as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded in the Statement of Assets and Liabilities as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the options are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the year ended September 30, 2024, the fund’s average value of investments in options purchased and options written each represented less than 1% of net assets, respectively, based on the average market values at each quarter-end during the period. The fund had no open options contracts on foreign currency at September 30, 2024.
4. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended September 30, 2024, the fund’s average investments in long and short futures contracts represented 26% and 13% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
5. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.  Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their

Emerging Markets Bond Fund
financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the year ended September 30, 2024, the fund’s average investment in forward currency contracts represented 28% of net assets, based on the average of the notional amounts at each quarter-end during the period.
6. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

Emerging Markets Bond Fund
During the year ended September 30, 2024, the fund’s average amounts of investments in credit protection sold and credit protection purchased represented 2% and 3% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The average amount of investments in interest rate swaps represented 10% of net assets, based on the average of notional amounts at each quarter-end during the period.
7. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
8. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
9. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended September 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
10. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries’ tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At September 30, 2024, the fund had contributed to Vanguard capital in the amount of $98,000, representing less than 0.01% of the fund’s net assets and 0.04% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended September 30, 2024, custodian fee offset arrangements reduced the fund’s expenses by $36,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Emerging Markets Bond Fund
The following table summarizes the market value of the fund’s investments and derivatives as of September 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	90,057	—	90,057
Corporate Bonds	—	615,879	—	615,879
Sovereign Bonds	—	2,679,803	—	2,679,803
Temporary Cash Investments	252,118	—	—	252,118
Total	252,118	3,385,739	—	3,637,857
Derivative Financial Instruments
Assets
Futures Contracts[1]	536	—	—	536
Forward Currency Contracts	—	2,762	—	2,762
Swap Contracts	1,538[1]	356	—	1,894
Total	2,074	3,118	—	5,192
Liabilities
Futures Contracts[1]	(2,610)	—	—	(2,610)
Forward Currency Contracts	—	(9,204)	—	(9,204)
Swap Contracts	(2,936)[1]	(116)	—	(3,052)
Total	(5,546)	(9,320)	—	(14,866)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	At September 30, 2024, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Swap Premiums Paid	—	—	1,377	1,377
Unrealized Appreciation—Futures Contracts[1]	536	—	—	536
Unrealized Appreciation—Centrally Cleared Swap Contracts[1]	1,538	—	—	1,538
Unrealized Appreciation—Forward Currency Contracts	—	2,762	—	2,762
Unrealized Appreciation— Over-the-Counter Swap Contracts	—	—	356	356
Total Assets	2,074	2,762	1,733	6,569

Swap Premiums Received	—	—	(1,298)	(1,298)
Unrealized Depreciation—Futures Contracts[1]	(2,610)	—	—	(2,610)
Unrealized Depreciation—Centrally Cleared Swap Contracts[1]	(2,936)	—	—	(2,936)
Unrealized Depreciation—Forward Currency Contracts	—	(9,204)	—	(9,204)
Unrealized Depreciation— Over-the-Counter Swap Contracts	—	—	(116)	(116)
Total Liabilities	(5,546)	(9,204)	(1,414)	(16,164)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended September 30, 2024, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	20,460	—	—	20,460
Options Purchased	—	(2,366)	—	(2,366)
Options Written	—	1,985	—	1,985
Swap Contracts	(665)	—	(3,376)	(4,041)
Forward Currency Contracts	—	(16,246)	—	(16,246)
Realized Net Gain (Loss) on Derivatives	19,795	(16,627)	(3,376)	(208)

Emerging Markets Bond Fund
Change in Unrealized Appreciation (Depreciation) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	643	—	—	643
Options Purchased	—	(665)	—	(665)
Options Written	—	246	—	246
Swap Contracts	(2,413)	—	1,037	(1,376)
Forward Currency Contracts	—	(13,031)	—	(13,031)
Change in Unrealized Appreciation (Depreciation) on Derivatives	(1,770)	(13,450)	1,037	(14,183)
F.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for foreign currency transactions, corporate actions, swap agreements, and tax expense on capital gains were reclassified between the individual components of total distributable earnings (loss).
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; the recognition of gain or loss from foreign currency hedges; the timing of payables for distributions; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	2,570
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	107,283
Capital Loss Carryforwards	(373,480)
Qualified Late-Year Losses	—
Other Temporary Differences	(2,377)
Total	(266,004)
The tax character of distributions paid was as follows:
	Year Ended September 30,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	222,941	167,097
Long-Term Capital Gains	—	—
Total	222,941	167,097
*	Includes short-term capital gains, if any.
As of September 30, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	3,529,383
Gross Unrealized Appreciation	165,483
Gross Unrealized Depreciation	(58,200)
Net Unrealized Appreciation (Depreciation)	107,283
G.	During the year ended September 30, 2024, the fund purchased $4,109,047,000 of investment securities and sold $3,588,079,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $364,489,000 and $345,023,000, respectively.

Emerging Markets Bond Fund
H.	Capital share transactions for each class of shares were:

	Year Ended September 30,
	2024		2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	176,805	17,861	191,927	20,270
Issued in Lieu of Cash Distributions	13,097	1,326	11,397	1,205
Redeemed	(156,090)	(15,886)	(191,444)	(20,241)
Net Increase (Decrease)—Investor Shares	33,812	3,301	11,880	1,234
Admiral Shares
Issued	1,217,936	52,895	1,165,057	52,664
Issued in Lieu of Cash Distributions	179,491	7,811	134,961	6,130
Redeemed	(781,940)	(34,234)	(811,270)	(37,059)
Net Increase (Decrease)—Admiral Shares	615,487	26,472	488,748	21,735
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At September 30, 2024, one shareholder was a record or beneficial owner of 43% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
J.	Management has determined that no events or transactions occurred subsequent to September 30, 2024, that would require recognition or disclosure in these financial statements.

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Malvern Funds and Shareholders of Vanguard Emerging Markets Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Emerging Markets Bond Fund (one of the funds constituting Vanguard Malvern Funds, referred to hereafter as the "Fund") as of September 30, 2024, the related statement of operations for the year ended September 30, 2024, the statement of changes in net assets for each of the two years in the period ended September 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2024 and the financial highlights for each of the five years in the period ended September 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
November 20, 2024
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
The fund hereby designates for the fiscal year $11,085,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund hereby designates 100%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder for the fiscal year.
Q14310 112024

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Not applicable.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In February 2024, a third-party service provider began performing security pricing services for the Registrant. There were no other changes in the Registrant’s internal control over financial reporting or in other factors that could significantly affect this control during the period covered by this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)      Code of Ethics filed herewith.

(a)(2)      Certifications filed herewith.

(a)(2)      Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MALVERN FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: November 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MALVERN FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: November 22, 2024

VANGUARD MALVERN FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: November 22, 2024

* By:	/s/ John E. Schadl

John E. Schadl, pursuant to a Power of Attorney filed on July 25, 2024 (see File Number 33-48863), Incorporated by Reference.